UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 1999.

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      February 17, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 379115


List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ABERCROMBIE & FITCH            COMM STK         002896207    10018   294100 SH       SOLE           35900        0   258200
AFFYMETRIX INC                 COMM STK         00826T108    10995   111800 SH       SOLE           63500        0    48300
ALLEGIANCE TELECOM INC         COMM STK         01747T102     6280   119400 SH       SOLE           28900        0    90500
ALLSCRIPTS INC                 COMM STK         019886100     2640   166000 SH       SOLE           66000        0   100000
AMERICAN GENERAL CORP          COMM STK         026351106     4707    74500 SH       SOLE               0        0    74500
ARADIGM CORP CO                COMM STK         038505103      725    80000 SH       SOLE               0        0    80000
ARCH CHEMICAL INC WI           COMM STK         03937R102     9705   599550 SH       SOLE          220300        0   379250
BIOCRYST PHARMACEUTICALS       COMM STK         09058V103      965    40000 SH       SOLE               0        0    40000
C/NET INC.                     COMM STK         125945105    38870   694500 SH       SOLE           54500        0   640000
CVS CORPORATION                COMM STK         126650100     4081   100000 SH       SOLE               0        0   100000
COMPUTER ASSOCIATES INTL       COMM STK         204912109    69494  1134600 SH       SOLE          586600        0   548000
CYPRUS AMAX MINERALS CO        COMM STK         232809103     5663   288570 SH       SOLE          185700        0   102870
DEERE & COMPANY                COMM STK         244199105     1161    30000 SH       SOLE               0        0    30000
DIGEX INC                      COMM STK         253756100     3761   159400 SH       SOLE           29400        0   130000
DOUBLECLICK INC.               COMM STK         258609304    41395   347400 SH       SOLE           27400        0   320000
DRUGSTORE COM INC              COMM STK         262241102     2447    67500 SH       SOLE           27500        0    40000
EDWARDS A G INC                COMM STK         281760108      448    17000 SH       SOLE               0        0    17000
EXPEDITORS INC WASH INC        COMM STK         302130109     4345   135400 SH       SOLE           30300        0   105100
FIRST TENNESSEE NATIONAL       COMM STK         337162101     5082   180700 SH       SOLE          125900        0    54800
GENENTECH INC COM SPL          COMM STK         368710406    37427   255800 SH       SOLE          105800        0   150000
HELLER FINANCIAL INC           COMM STK         423328103     5386   239399 SH       SOLE          203077        0    36322
IDEC PHARMACEUTICALS           COMM STK         449370105     4767    50700 SH       SOLE           35200        0    15500
JUNIPER NETWORKS INC           COMM STK         48203R104      127      700 SH       SOLE             600        0      100
KN ENERGY INC                  COMM STK         482620101     4241   189000 SH       SOLE           24000        0   165000
MCKESSON HBOC INC              COMM STK         58155Q103     3013   103900 SH       SOLE            3900        0   100000
MCLEOD INC                     COMM STK         582266102    13499   317000 SH       SOLE          119600        0   197400
NEWMONT MINING CO              COMM STK         651639106     6074   234741 SH       SOLE           34741        0   200000
OBIE MEDIA CORP                COMM STK         674391107     2573   240000 SH       SOLE           50000        0   190000
PERKIN-ELMER                   COMM STK         69332S102     6512    90136 SH       SOLE           35336        0    54800
PINNACLE HLDGS INC             COMM STK         72346N101    17809   683300 SH       SOLE          346900        0   336400
SECURITY CAPITAL US REALTY     ADR              814136206    12291   673500 SH       SOLE            3500        0   670000
STAFFMARK                      COMM STK         852389105      243    30500 SH       SOLE             200        0    30300
STERILE RECOVERIES INC         COMM STK         859151102     1693   215000 SH       SOLE           40000        0   175000
STERLING COMMERCE INC          COMM STK         859205106     4177   225000 SH       SOLE               0        0   225000
TLC THE LASER CTR INC CO       COMM STK         872934104     4974   203000 SH       SOLE           81900        0   121100
TETRA TECHNOLOGIES DEL         COMM STK         88162F105     5034   494100 SH       SOLE          106100        0   388000
TITAN PHARMACEUTICALS CO       COMM STK         888314101     2344   250000 SH       SOLE               0        0   250000
U S AGGREGATES INC             COMM STK         90334D109     8402   602800 SH       SOLE          311000        0   291800
WATSON PHARMACEUTICALS         COMM STK         942683103    13075   427800 SH       SOLE           89500        0   338300
WINK COMM INC                  COMM STK         974168106     2672    61200 SH       SOLE           11200        0    50000
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